Financial Guarantees and Residual Value Guarantees - Schedule of Financial Guarantees and Residual Guarantees (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	$ 18.7	$ 125.2	$ 152.1
Current portion	15.8	42.6
Non-current portion	2.9	82.6
Financial guarantee of residual value [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	0.0	86.2	125.4
Accounts payable [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	18.7	33.7	15.1
Financial guarantee [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	0.0	4.4	$ 11.6
Additional provision [member]
Disclosure of financial guarantees and residual guarantees [line items]
Financial guarantees and residual value guarantees	$ 0.0	$ 0.9